Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Instruments

NOTE 7. DERIVATIVE FINANCIAL INSTRUMENTS
FORWARD EXCHANGE CONTRACT WITH NO DELIVERY OF THE UNDERLYING ASSET
The Electronic Open Market (Mercado Abierto Electrónico, MAE) and the Rosario Forward Market (ROFEX) have trading areas for the closing, recording and settlement of forward financial transactions between their Agents, including Banco Galicia. In general, the settlement of these transactions is made without delivering the underlying asset. The settlement is carried out daily in Argentine pesos for the difference, if any, between the closing price traded of the underlying asset and the closing price or value of the underlying asset of the previous day, the price difference impacting on Income.
The transactions are recorded in Off-balance Sheet Items The accrued balances pending settlement are disclosed in the “Derivative Financial Instruments” line, in Assets and/or Liabilities, as appropriate.
PURCHASE - SALE TAKEN WITH DELIVERY OF THE UNDERLYING ASSET
As from July 2022, the Argentine Central Bank may make put option bids on securities issued by the National Treasury. Put option contracts are non-transferable and such options may be exercised at any time, from 5 business days after the security settlement until the date established in the option term. The call premiums of the options are set by the Argentine Central Bank prior to the bids, and auctions end by price acceptance.
Put option contracts are intended for those instruments with maturities until December 31, 2025. The exercise price arises from the nominal rates traded for the underlying asset the day before the exercise date, considering the highest rate between the average rate traded on the day and the closing value for the market with the highest volume traded between Argentine Stock Exchanges and Markets (Bolsas y Mercados Argentinos, BYMA) and MAE, plus an additional charge set by the Argentine Central Bank.
The transactions are recorded in Off-Balance Sheet Items, at exercise price. The balances for the transaction premiums are exposed in Assets, in the “Derivative Financial Instruments” line.
The amounts of transactions as of December 31, 2023, and 2022 are as follows:

	Underlying Asset	Type of Settlement	12.31.23(*)	12.31.22(*)
Currency Forward Transactions
Purchases	Foreign currency	Daily difference	1,315,176,943	1,074,561,648
Sales	Foreign currency	Daily difference	1,190,813,420	839,184,496
Customers´ Purchases	Foreign currency	Daily difference	169,536,226	100,834,746
Customers´ Sales	Foreign currency	Daily difference	110,142,788	492,465,153
Repurchase Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	47,506,423	—
Forward Sales	Government Securities	With delivery of the underlying asset	2,430,613,895	792,183,168
Options
Put options taken	Government Securities	With delivery of the underlying asset	4,967,096,020	1,574,482,036
Put options taken	Foreign currency	With delivery of the underlying asset	—	234,022,078
(*)Notional values.
For further details, refer to Schedule O.